LONG-TERM DEBTS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT
Schedule of convertible senior notes

	2022	2023

	RMB (in millions)
Long-term loans	13,144	19,061
2025 Notes	33	34
Securitization debt	—	4

Total	13,177	19,099

Schedule of long-term loans
As of December 31, 2023, the long-term loans will be due according to the following schedule:

As of December 31, 2023
RMB (in millions)
2024	3,451
2025	10,612
2026	8,436
2027	—
2028	—
Thereafter	13

Total	22,512